Shareholders' capital	6 Months Ended
Jun. 30, 2019
Shareholders' capital
Shareholders' capital

9        Shareholders’ capital

Roll forward of number of shares outstanding:

Number of shares outstanding on December 31, 2017	32,180,641
Exercise of options in January 2018	111,727
Exercise of options in March 2018	113,075
Exercise of options in April 2018	34,039
Exercise of options in May 2018	5,900
Exercise of options in June 2018	5,393
Exercise of options in July 2018	469
Exercise of options in August 2018	2,300
Exercise of options in September 2018	5,913
U.S. third public offering on Nasdaq on September 18, 2018	3,475,000
Exercise of options in October 2018	556
Exercise of options in November 2018	9,768
Exercise of options in December 2018	30,531
Number of shares outstanding on December 31, 2018	35,975,312
Exercise of options in January 2019	163,170
Share subscription from Johnson & Johnson Innovation Inc.	1,766,899
Exercise of options in February 2019	13,393
Exercise of options in March 2019	73,005
Exercise of options in April 2019	13,729
Exercise of options in May 2019	35,054
Exercise of options in June 2019	66,965
Number of shares outstanding on June 30, 2019	38,107,527

New shares issued during 2019

1,766,899 new shares were issued to Johnson & Johnson Innovation Inc., following the closing of the exclusive, global collaboration and license agreement for cusatuzumab (ARGX-110) with Cilag GmbH International, an affiliate of the Janssen Pharmaceutical Companies of Johnson & Johnson (see note 11).

365,316 new shares were issued in the six months ended June 30, 2019 as a result of the exercise of stock options during this period under the argenx Employee Stock Option Plan.

This resulted in a total of 38,107,527 ordinary shares with a nominal value of €0.10 per share, on June 30, 2019. On May 7, 2019, at the annual general meeting, the shareholders of the Company renewed the authorization to the Board to issue up to a maximum of 20% of the then-outstanding share capital for a period of 18 months, or up to a capital increase of €760,110 represented by 7,601,101 shares.